SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands		1 Months Ended		6 Months Ended
	Jul. 12, 2022 HKD ($) $ / shares shares	Aug. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($)	Jul. 27, 2022 $ / shares	Jun. 27, 2022 $ / shares
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement | $				$ 14,479	$ 11,560
Ordinary shares, par value			$ 0.00005	$ 0.00005
Series A Warrants
Subsequent Event [Line Items]
Exercise price of warrant						$ 1.10
Series B Warrants
Subsequent Event [Line Items]
Exercise price of warrant						$ 1.00
Private Placement
Subsequent Event [Line Items]
Exercise price of warrant							$ 0.01
ADS
Subsequent Event [Line Items]
Shares subscribed | shares			11,200,000
ADS | Series A Warrants
Subsequent Event [Line Items]
Shares subscribed | shares			16,000,000
ADS | Series B Warrants
Subsequent Event [Line Items]
Shares subscribed | shares			16,000,000
ADS | Prefunded Warrants
Subsequent Event [Line Items]
Shares subscribed | shares			4,800,000
Subsequent Event | Loto Interactive Limited
Subsequent Event [Line Items]
Percent of equity interest acquired	51.00%
Subsequent Event | Loto Interactive Limited
Subsequent Event [Line Items]
Equity interest percentage	8.79%
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Proceeds from Issuance of Private Placement | $		$ 9,340,000
Issuance of ordinary shares for private placement, shares | shares		15,566,665
Subsequent Event | ADS | Prefunded Warrants
Subsequent Event [Line Items]
Exercise price of warrant		$ 0.01
Subsequent Event | ADS | Private Placement
Subsequent Event [Line Items]
Exercise price of warrant		$ 0.60
Number of shares converted | shares		10
Warrants Term		5 years
Ordinary shares, par value		$ 0.00005
Subsequent Event | ADS | Private Placement | Series A Warrants
Subsequent Event [Line Items]
Issuance of ordinary shares for private placement, shares | shares		15,566,665
Exercise price of warrant		$ 0.66
Subsequent Event | ADS | Private Placement | Series B Warrants
Subsequent Event [Line Items]
Issuance of ordinary shares for private placement, shares | shares		15,566,665
Exercise price of warrant		$ 0.60
Subsequent Event | Loto Interactive Limited
Subsequent Event [Line Items]
Shares subscribed | shares	279,673,200
Share price	$ 0.28
Total consideration | $	$ 78,308